Investment Securities (Unrealized Losses and Related Fair Values in Company's Held to Maturity and Available for Sale Investment Securities Portfolios) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	$ 22,581	$ 45,515
Less than 12 months, unrealized losses	(378)	(1,025)
12 months or more, fair value	16,549	4,037
12 months or more, unrealized losses	(440)	(182)
Total, fair value	39,130	49,552
Total, unrealized losses	(818)	(1,207)
Government sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
12 months or more, fair value		1,924
12 months or more, unrealized losses		(73)
Total, fair value		1,924
Total, unrealized losses		(73)
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	15,791	31,759
Less than 12 months, unrealized losses	(324)	(789)
12 months or more, fair value	12,361	688
12 months or more, unrealized losses	(302)	(34)
Total, fair value	28,152	32,447
Total, unrealized losses	(626)	(823)
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	1,506	1,548
Less than 12 months, unrealized losses	(10)	(12)
12 months or more, fair value	1,430	1,425
12 months or more, unrealized losses	(70)	(75)
Total, fair value	2,936	2,973
Total, unrealized losses	(80)	(87)
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	5,284	12,208
Less than 12 months, unrealized losses	(44)	(224)
12 months or more, fair value	2,758
12 months or more, unrealized losses	(68)
Total, fair value	8,042	12,208
Total, unrealized losses	$ (112)	$ (224)